Reclassifications Out of Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 31, 2015
Equity [Abstract]
Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

19.  Reclassifications Out of Accumulated Other Comprehensive Income (Loss)

During the year ended 31 March 2015, there were reclassifications out of Accumulated other comprehensive income related to the de-designation of the cash-flow hedges.

(Millions of US dollars)	Pension and Post-Retirement Benefit Adjustment	Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
Balance at 31 March 2014	$(0.3)	$0.9	$32.5	$33.1
Other comprehensive loss before reclassifications	-	-	(32.9)	$(32.9)
De-designation of cash flow hedges	-	(0.6)	-	(0.6)

Net current-period other comprehensive loss	-	(0.6)	(32.9)	(33.5)

Balance at 31 March 2015	$(0.3)	$0.3	$(0.4)	$(0.4)